SHORT-TERM BANK LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011 Loan from a bank in Taiwan [Member]	Dec. 31, 2012 Loan from a bank in Taiwan [Member]	Jun. 30, 2012 Loan from a bank in Taiwan [Member]	Apr. 30, 2012 Loan from a bank in Taiwan [Member]	May 31, 2011 Loan from bank A in Hong Kong [Member]	Dec. 31, 2012 Loan from bank A in Hong Kong [Member]	Dec. 31, 2011 Loan from bank A in Hong Kong [Member]	May 31, 2011 Loan from bank A in Hong Kong [Member] First Tranche [Member]	Dec. 31, 2011 Loan from bank A in Hong Kong [Member] First Tranche [Member]	Dec. 31, 2012 Loan from bank A in Hong Kong [Member] First Tranche [Member]	May 31, 2011 Loan from bank A in Hong Kong [Member] Second Tranche [Member]	Dec. 31, 2011 Loan from bank A in Hong Kong [Member] Second Tranche [Member]	Dec. 31, 2012 Loan from bank A in Hong Kong [Member] Second Tranche [Member]	Dec. 31, 2012 Loan from bank B in Hong Kong [Member]
Short-term Debt [Line Items]
Amount outstanding	$ 6,000				$ 6,000			$ 3,000			$ 3,000			$ 8,500
Interest rate spread over LIBOR	1.20%		1.60%	1.10%	1.10%		1.90%
Effective interest rate	1.56%	2.08%				2.20%	2.29%			2.21%			2.211%
Stated interest rate														1.84%
Debt repayment date	May 02, 2013								Feb. 12, 2013			Feb. 19, 2013		Dec. 31, 2013
Cash Deposited Time Deposit														$ 1,500